Loans (Tables)	12 Months Ended
Dec. 31, 2013
Loans Tables
Schedule of composition of loans categorized by the type of loan
Loans at December 31, 2013 and 2012 are summarized as follows:

	December 31
	2013	2012

Real estate loans - One- to four-family residential	$63,839	$66,539
Commercial loans:
Secured by real estate	51,899	54,673
Other	12,451	8,102
Total commercial loans	64,350	62,775
Consumer loans:
Secured by real estate	8,730	10,409
Other	1,165	1,259
Total consumer loans	9,895	11,668
Total gross loans	138,084	140,982
Less:
Net deferred loan fees	297	320
Allowance for loan losses	1,472	1,750
Total loans - net	$136,315	$138,912

Final loan maturities and rate sensitivity of the loan portfolio are as follows:

	December 31, 2013
	Less Than One Year	One Year to Five Years	After Five Years	Total

Loans at fixed interest rates	$7,713	$28,673	$49,458	$85,844
Loans at variable interest rates	6,357	12,280	33,603	52,240

Total	$14,070	$40,953	$83,061	$138,084

Schedule of loans to executives and directors
An analysis of aggregate loans outstanding to directors and executive officers for the years ended December 31, 2013 and 2012 are as follows:

	December 31
	2013	2012

Aggregate balance - Beginning of Period	$3,340	$3,344

New loans	2,524	1,166
Repayments	(2,491)	(1,170)
Net change in directors and officers	(205)	—

Aggregate balance - End of Period	$3,168	$3,340

Schedule of aging of past due loans by class
The following tables illustrate the contractual aging of the recorded investment in past due loans by class of loans as of December 31, 2013 and 2012:

As of December 31, 2013
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing

Commercial Real Estate:
Commercial Real Estate - construction	$—	$—	$173	$173	$—	$173	$—
Commercial Real Estate - other	—	521	1,441	1,962	49,764	51,726	—
Commercial - non real estate	33	20	—	53	12,398	12,451	—

Consumer:
Consumer - Real Estate	54	55	—	109	8,621	8,730	—
Consumer - Other	—	4	2	6	1,159	1,165	2

Residential:
Residential	1,973	393	353	2,719	61,120	63,839	24
Total	$2,060	$993	$1,969	$5,022	$133,062	$138,084	$26

As of December 31, 2012
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing

Commercial Real Estate:
Commercial Real Estate - construction	$—	$—	$173	$173	$2,073	$2,246	$—
Commercial Real Estate - other	3,210	540	282	4,032	48,395	52,427	—
Commercial - non real estate	113	—	—	113	7,989	8,102	—

Consumer:
Consumer - Real Estate	59	—	13	72	10,337	10,409	—
Consumer - Other	11	5	6	22	1,237	1,259	6

Residential:
Residential	2,047	796	1,198	4,041	62,498	66,539	61
Total	$5,440	$1,341	$1,672	$8,453	$132,529	$140,982	$67

Schedule of loans by risk category
The following tables present the risk category of loans by class of loans based on the most recent analysis performed as of December 31, 2013 and 2012:

As of December 31, 2013

Loan Grade	Commercial Real Estate Construction	Commercial Real Estate Other	Commercial

1-2	$—	$—	$—
3	—	16,187	5,602
4	—	27,789	6,699
5	—	4,835	45
6	173	2,915	105
7	—	—	—
8	—	—	—
Total	$173	$51,726	$12,451

As of December 31, 2012

Loan Grade	Commercial Real Estate Construction	Commercial Real Estate Other	Commercial

1-2	$—	$—	$—
3	615	13,895	2,376
4	1,458	27,488	5,489
5	—	2,712	37
6	173	8,332	200
7	—	—	—
8	—	—	—
Total	$2,246	$52,427	$8,102

The following tables present the risk category of loans by class based on the most recent analysis performed as of December 31, 2013 and 2012.

As of December 31, 2013
	Residential

Loan Grade:
Pass	$63,164
Special Mention	—
Substandard	675
Total	$63,839

	Consumer - Real Estate	Consumer - Other

Performing	$8,723	$1,163
Nonperforming	7	2
Total	$8,730	$1,165

As of December 31, 2012
	Residential

Loan Grade:
Pass
Special Mention	$64,668
Substandard	—
Total	1,871
	$66,539

	Consumer - Real Estate	Consumer - Other

Performing	$10,381	$1,253
Nonperforming	28	6
Total	$10,409	$1,259

Schedule of recorded investment in non-accrual loans by class
The following tables present the recorded investment in non-accrual loans by class as of December 31, 2013 and 2012:

As of December 31
	2013	2012

Commercial Real Estate:
Commercial Real Estate - construction	$173	$173
Commercial Real Estate - other	1,454	2,851
Commercial	—	—

Consumer:
Consumer - real estate	7	28
Consumer - other	—	1

Residential:
Residential	651	1,810

Total	$2,285	$4,863

Schedule of loans individually evaluated for impairment
The following tables present loans individually evaluated for impairment by class of loans as of December 31, 2013 and 2012:

Impaired Loans As of December 31, 2013				For the Twelve Months Ended December 31,
				2013
	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate - Construction	—	—	—	—	—
Commercial Real Estate - Other	1,789	1,788	—	1,894	104
Consumer - Real Estate	8	7	—	7	—
Consumer - Other	—	—	—	—	—
Residential	954	722	—	727	6

With a specific allowance recorded:
Commercial	—	—	—	—	—
Commercial Real Estate - Construction	1,589	173	48	173	—
Commercial Real Estate - Other	3,980	3,391	182	3,397	94
Consumer - Real Estate	—	—	—	—	—
Consumer - Other	—	—	—	—	—
Residential	53	30	5	30	—

Totals:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate - Construction	$1,589	$173	$48	$173	$—
Commercial Real Estate - Other	$5,769	$5,179	$182	$5,291	$198
Consumer - Real Estate	$8	$7	$—	$7	$—
Consumer - Other	$—	$—	$—	$—	$—
Residential	$1,007	$752	$5	$757	$6

				For the Twelve Months Ended
Impaired Loans				December 31,
As of December 31, 2012				2012
	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate - Construction	1,589	173	—	173	—
Commercial Real Estate - Other	4,869	4,535	—	5,084	138
Consumer - Real Estate	33	28	—	34	—
Consumer - Other	1	1	—	3	—
Residential	1,365	1,194	—	1,359	—

With a specific allowance recorded:
Commercial	—	—	—	—	—
Commercial Real Estate - Construction	—	—	—	—	—
Commercial Real Estate - Other	2,138	2,127	101	2,167	80
Consumer - Real Estate	—	—	—	—	—
Consumer - Other	—	—	—	—	—
Residential	616	616	141	642	—

Totals:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate - Construction	$1,589	$173	$—	$173	$—
Commercial Real Estate - Other	$7,007	$6,662	$101	$7,251	$218
Consumer - Real Estate	$33	$28	$—	$34	$—
Consumer - Other	$1	$1	$—	$3	$—
Residential	$1,981	$1,810	$141	$2,001	$—

Schedule of loans modified as troubled debt restructurings
The following table summarizes the loans that were modified as a TDR during the period ended December 31, 2013 and 2012.

	For the Twelve Months Ended December 31, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investment	Troubled Debt Restructurings That Subsequently Defaulted
				Number of Contracts	Recorded Investment

Troubled Debt Restructurings

Commercial Real Estate - Construction	—	$—	$—	—	$—
Commercial Real Estate - Other	1	412	412	—	—
Commercial - non real estate	—	—	—	—	—
Residential	2	337	337	—	—

Total	3	$749	$749	—	$—

	For the Twelve Months Ended December 31, 2012
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investment	Troubled Debt Restructurings That Subsequently Defaulted
				Number of Contracts	Recorded Investment

Troubled Debt Restructurings

Commerical Real Estate - Construction	—	$—	$—	—	$—
Commercial Real Estate - Other	—	—	—	1	53
Consumer - Real Estate	4	3,542	2,737	—	—
Residential	—	—	—	—	—

Total	4	$3,542	$2,737	1	$53

Schedule of activity for allowance for loan losses
Activity in the allowance for loan and lease losses was as follows for the years ended December 31, 2013 and 2012:

For the Year Ended December 31, 2013
	Commercial Construction	Commercial Real Estate	Commercial	Consumer Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$64	$579	$69	$99	$33	$906	$—	$1,750
Charge-offs	—	(674)	—	(40)	(13)	(464)	—	(1,191)
Recoveries	—	114	—	36	6	120	—	276
Provision	(16)	425	(6)	(33)	(5)	222	50	637
Ending Balance	$48	$444	$63	$62	$21	$784	$50	$1,472

Ending balance: individually evaluated for impairment	$48	$182	$—	$—	$—	$5	$—	$235

Ending balance: loans collectively evaluated for impairment	$—	$262	$63	$62	$21	$779	$50	$1,237

Loans:
Ending Balance	$173	$51,726	$12,451	$8,730	$1,165	$63,839	$—	$138,084

Ending balance: individually evaluated for impairment	$173	$5,179	$—	$7	$—	$752	$—	$6,111

Ending balance: loans collectively evaluated for impairment	$—	$46,547	$12,451	$8,723	$1,165	$63,087	$—	$131,973

For the Year Ended December 31, 2012
	Commercial Construction	Commercial Real Estate	Commercial	Consumer Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$10	$393	$53	$146	$46	$870	$—	$1,518
Charge-offs	—	(265)	—	(87)	(44)	(840)	—	(1,236)
Recoveries	—	10	—	16	10	65	—	101
Provision	54	441	16	24	21	811	—	1,367
Ending Balance	$64	$579	$69	$99	$33	$906	$—	$1,750

Ending balance: individually evaluated for impairment	$—	$101	$—	$—	$—	$141	$—	$242

Ending balance: loans collectively evaluated for impairment	$64	$478	$69	$99	$33	$765	$—	$1,508

Loans:
Ending Balance	$2,246	$52,427	$8,102	$10,409	$1,259	$66,539	$—	$140,982

Ending balance: individually evaluated for impairment	$173	$6,662	$—	$28	$1	$1,810	$—	$8,674

Ending balance: loans collectively evaluated for impairment	$2,073	$45,765	$8,102	$10,381	$1,258	$64,729	$—	$132,308